NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide BNY Mellon Core Plus Bond ESG Fund

Nationwide BNY Mellon Dynamic U.S. Core Fund

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)

Nationwide Bond Fund

Nationwide Bond Index Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Global Sustainable Equity Fund

Nationwide Government Money Market Fund

Nationwide GQG US Quality Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund

Nationwide International Small Cap Fund

Nationwide Janus Henderson Overseas Fund

Nationwide Loomis All Cap Growth Fund

Nationwide Loomis Core Bond Fund

Nationwide Loomis Short Term Bond Fund

Nationwide Mid Cap Market Index Fund

Nationwide NYSE Arca Tech 100 Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Small Company Growth Fund

Nationwide WCM Focused Small Cap Fund

Supplement dated September 12, 2024

to the Statement of Additional Information (“SAI”) dated February 28, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective October 1, 2024, the SAI is amended as follows:

a.

The information relating to the Nationwide Global Sustainable Equity Fund (the “Fund’) in the table under the heading “Investment Adviser” on page 69 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide Global Sustainable Equity Fund	$0 up to $250 million $250 million up to $500 million $500 million up to $1 billion $1 billion and more	0.65 0.60 0.58 0.55	% % % %

b.	The information relating to the Fund in the bullet point list under the heading “Limitation of Fund Expenses” on page 70 of the SAI is deleted in its entirety and replaced with the following:

•	Nationwide Global Sustainable Equity Fund to 0.80% until February 28, 2025

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE